Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Fixed maturities, available for sale, at fair value (amortized cost $59,650 and $58,878)	$ 60,515	$ 60,658
Equity securities, available for sale, at fair value (cost $504 and $528)	732	705
Real estate investments	928	989
Short-term securities	4,865	4,671
Other investments	3,448	3,447
Total investments	70,488	70,470
Cash	307	380	$ 374	$ 294
Investment income accrued	630	642
Premiums receivable	6,722	6,437
Reinsurance recoverables	8,287	8,910
Ceded unearned premiums	589	656
Deferred acquisition costs	1,923	1,849	1,835
Deferred taxes	465	296
Contractholder receivables	4,609	4,374
Goodwill	3,580	3,573
Other intangible assets	268	279
Other assets	2,377	2,318
Total assets	100,245	100,184
Liabilities
Claims and claim adjustment expense reserves	47,949	48,295	49,850
Unearned premium reserves	12,329	11,971	11,839
Contractholder payables	4,609	4,374
Payables for reinsurance premiums	273	296
Debt	6,437	6,344
Other liabilities	5,427	5,306
Total liabilities	77,024	76,586
Shareholders' equity
Common stock (1,750.0 shares authorized; 279.6 and 295.9 shares issued and outstanding)	22,614	22,172
Retained earnings	32,196	29,945
Accumulated other comprehensive loss	(755)	(157)
Treasury stock, at cost (489.5 and 467.6 shares)	(30,834)	(28,362)
Total shareholders' equity	23,221	23,598	$ 24,836
Total liabilities and shareholders' equity	$ 100,245	$ 100,184